Contingencies - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)
Loss Contingencies [Line Items]
Number of investors | item	33
Aggregate claim amount	¥ 116.1
Camsing Incident
Loss Contingencies [Line Items]
Percentage of investors accepted the settlement plan	72.70%	67.50%
Percentage of outstanding fund agreed for settlement	75.40%	70.00%
Investor's Outstanding Investments	¥ 3,400.0	¥ 3,400.0
Amount of liability on the litigation settlement	¥ 433.3